Equity (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Loss
Unrealized gain on marketable securities	$ (10)	$ (53)
Foreign currency translation adjustments	(22,092)	(28,387)
Unrealized loss on derivative instrument	(10,452)	(4,601)
Unrealized loss on marketable securities attributable to noncontrolling interests	(21)	(21)
Reclassification of cumulative foreign currency translation adjustment due to Carrefour acquistion (Note 5)	5,532	5,532
Accumulated other comprehensive loss	$ (27,043)	$ (27,530)